Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			¥ 0	¥ 0
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 5,246,000,000	¥ 10,474,000,000	19,032,000,000	24,972,000,000
Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	5,246,000,000	10,474,000,000	19,032,000,000	24,972,000,000
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	540,000,000	8,681,000,000	558,000,000	9,184,000,000
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 4,706,000,000	¥ 1,793,000,000	¥ 18,470,000,000	13,760,000,000
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net				¥ 2,028,000,000